RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Nine Months Ended October 1, 2022
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	400	$4	$4
Jeff Grout	75	400	4	4
Nick Florio	75	400	4	4
Vincent Cebula	75	400	4	2
Alicia Barker	-	400	4	4
	$300	2,000	$20	$18

	Nine Months Ended October 2, 2021
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	63	24	1	2
Jeff Grout	63	24	1	2
Nick Florio	63	24	1	2
Vincent Cebula	17	-	1	2
Alicia Barker	-	24	-	-
	206	96	4	8

	Fiscal 2021
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$88	271	$6	$6
Jeff Grout	88	271	6	6
Nick Florio	88	271	6	6
Vincent Cebula	50	200	4	-
Alicia Barker	-	271	6	6
	$314	1,284	$28	$24

	Fiscal 2020
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	34	$4	$12
Jeff Grout	75	34	4	12
Nick Florio	75	34	4	12
Alicia Barker	-	34	4	6
	$225	136	$16	$42